SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 10th day of January, 2013.

Oppenheimer Diversified Alternatives Fund
By:	William F. Glavin, Jr.*
William F. Glavin, Jr., President, Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Brian F. Wruble*	Chairman of the
Brian F. Wruble	Board of Trustees	January 10, 2013

William F. Glavin, Jr.*	President, Principal
William F. Glavin, Jr.	Executive Officer and Trustee	January 10, 2013

Brian W. Wixted*	Treasurer, Principal	January 10, 2013
Brian W. Wixted	Financial & Accounting Officer

David K. Downes*	Trustee	January 10, 2013
David K. Downes

Matthew P. Fink*	Trustee	January 10, 2013
Matthew P. Fink

Phillip A. Griffiths*	Trustee	January 10, 2013
Phillip A. Griffiths

Mary F. Miller*	Trustee	January 10, 2013
Mary F. Miller

Joel W. Motley*	Trustee	January 10, 2013
Joel W. Motley

Mary Ann Tynan*	Trustee	January 10, 2013
Mary Ann Tynan

Joseph M. Wikler*	Trustee	January 10, 2013
Joseph M. Wikler

Peter I. Wold*	Trustee	January 10, 2013
Peter I. Wold

*By:	/s/ Mitchell J. Lindauer	By:
Mitchell J. Lindauer, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document